SHARE CAPITAL (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Expiry Date	February 14, 2027
Exercise Price | $ / shares	$ 0.006
Stock Options Outstanding, Beginning	10,000,000
Granted	0
Exercised	0
Cancelled	0
Stock Options Outstanding, Ending	10,000,000